DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments gain (loss) reclassified from AOCI into income, effective portion, net	$ 3,817	$ 815
Derivative notional amount	0		$ 16,081
Fair value of derivative instruments	$ 0		$ 2,741